INVESTMENT IN ACQUISITION	12 Months Ended
May 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
INVESTMENT IN ACQUISITION

NOTE 11 – INVESTMENT IN ACQUISITION

On September 20, 2022, the Company entered into an agreement to acquire 25% of the outstanding shares of SIMPLY WHIM, INC., a Wyoming corporation (“Simply Whim”), in exchange for 666,666,668 shares of common stock of the Company and a promissory note in the face amount of $2,000,000. Simply Whim is a skin care product development company. At the date of the acquisition, the price per share of the company shares was $0.0063. The total consideration paid by the company (value of stock issued and promissory note) was $6,200,000 which has been recorded as Investment in Acquisition on the balance sheet.